Restatement of Prior Period Financial Statements - Consolidated Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restatement of Prior Period Financial Statements
Net loss for the period	$ (44,214,333)	$ (23,664,711)
Stock-based compensation (Note 15, 18)	3,603,619	4,529,991
Change in fair value of warrant derivative (Note 16)	20,850,381	1,060,353
Other items not involving cash and changes in non-cash working capital	261,122	1,233,333
Cash flows from operating activities	(19,499,211)	(16,841,034)
As Previously Stated
Restatement of Prior Period Financial Statements
Net loss for the period	(44,117,305)	(24,250,049)
Stock-based compensation (Note 15, 18)	5,394,914	6,039,724
Change in fair value of warrant derivative (Note 16)	18,962,059	135,959
Other items not involving cash and changes in non-cash working capital	261,121	1,233,332
Cash flows from operating activities	(19,499,211)	(16,841,034)
Restatement Adjustments
Restatement of Prior Period Financial Statements
Net loss for the period	(97,028)	585,338
Stock-based compensation (Note 15, 18)	(1,791,294)	(1,509,733)
Change in fair value of warrant derivative (Note 16)	$ 1,888,322	$ 924,395